SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Project assets
Solar power systems reclassified to project assets	$ 111.3
Project assets reclassified to solar power systems	$ 347.2	$ 98.0
Buildings
Property, plant and equipment
Estimated useful lives	20 years
Machinery and equipment | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Machinery and equipment | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Furniture, fixtures and equipment
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles
Property, plant and equipment
Estimated useful lives	5 years
Solar power systems | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Solar power systems | Maximum
Property, plant and equipment
Estimated useful lives	25 years